Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
13.	Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the nine months ended December 31, 2018 and 2019, are as follows:

	Nine months ended December 31, 2018
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2018	¥10,465	¥0	¥(20,487)	¥(31,806)	¥(3,738)	¥(45,566)

Cumulative effect of adopting Accounting Standards Update 2016-01	(3,250)	351	0	0	0	(2,899)

Balance at April 1, 2018	7,215	351	(20,487)	(31,806)	(3,738)	(48,465)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(256) million	497					497
Reclassification adjustment included in net income, net of tax of ¥731 million	(2,332)					(2,332)
Debt valuation adjustments, net of tax of ¥(127) million		322				322
Reclassification adjustment included in net income, net of tax of ¥8 million		(19)				(19)
Defined benefit pension plans, net of tax of ¥(71) million			85			85
Reclassification adjustment included in net income, net of tax of ¥32 million			(80)			(80)
Foreign currency translation adjustments, net of tax of ¥155 million				(5,130)		(5,130)
Reclassification adjustment included in net income, net of tax of ¥(1) million				1		1
Net unrealized gains (losses) on derivative instruments, net of tax of ¥174 million					(526)	(526)
Reclassification adjustment included in net income, net of tax of ¥(132) million					462	462

Total other comprehensive income (loss)	(1,835)	303	5	(5,129)	(64)	(6,720)

Transaction with noncontrolling interests	0	0	(52)	12	0	(40)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	1	(102)	13	(88)

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	326	0	326

Balance at December 31, 2018	¥5,380	¥654	¥(20,535)	¥(37,147)	¥(3,815)	¥(55,463)

	Nine months ended December 31, 2019
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2019	¥17,389	¥582	¥(27,902)	¥(43,558)	¥(7,854)	¥(61,343)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(2,053) million	5,472					5,472
Reclassification adjustment included in net income, net of tax of ¥1,700 million	(4,195)					(4,195)
Debt valuation adjustments, net of tax of ¥(65) million		168				168
Reclassification adjustment included in net income, net of tax of ¥12 million		(32)				(32)
Defined benefit pension plans, net of tax of ¥(32) million			129			129
Reclassification adjustment included in net income, net of tax of ¥(142) million			363			363
Foreign currency translation adjustments, net of tax of ¥(823) million				(18,801)		(18,801)
Reclassification adjustment included in net income, net of tax of ¥(1,058) million				2,216		2,216
Net unrealized gains (losses) on derivative instruments, net of tax of ¥996 million					(4,444)	(4,444)
Reclassification adjustment included in net income, net of tax of ¥(323) million					884	884

Total other comprehensive income (loss)	1,277	136	492	(16,585)	(3,560)	(18,240)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(6)	0	(1)	(1,541)	1	(1,547)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(130)	0	(130)

Balance at December 31, 2019	¥18,672	¥718	¥(27,409)	¥(58,472)	¥(11,415)	¥(77,906)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the three months ended December 31, 2018 and 2019, are as follows:

	Three months ended December 31, 2018
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at September 30, 2018	¥5,609	¥270	¥(20,688)	¥(17,802)	¥(3,085)	¥(35,696)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(114) million	(391)					(391)
Reclassification adjustment included in net income, net of tax of ¥(118) million	162					162
Debt valuation adjustments, net of tax of ¥(153) million		391				391
Reclassification adjustment included in net income, net of tax of ¥3 million		(7)				(7)
Defined benefit pension plans, net of tax of ¥(94) million			232			232
Reclassification adjustment included in net income, net of tax of ¥11 million			(26)			(26)
Foreign currency translation adjustments, net of tax of ¥(8,709) million				(19,918)		(19,918)
Reclassification adjustment included in net income, net of tax of ¥0 million				0		0
Net unrealized gains (losses) on derivative instruments, net of tax of ¥212 million					(487)	(487)
Reclassification adjustment included in net income, net of tax of ¥86 million					(267)	(267)

Total other comprehensive income (loss)	(229)	384	206	(19,918)	(754)	(20,311)

Transaction with noncontrolling interests	0	0	(50)	11	0	(39)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	3	(386)	(24)	(407)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(176)	0	(176)

Balance at December 31, 2018	¥5,380	¥654	¥(20,535)	¥(37,147)	¥(3,815)	¥(55,463)

	Three months ended December 31, 2019
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at September 30, 2019	¥22,300	¥786	¥(27,116)	¥(79,587)	¥(13,511)	¥(97,128)

Net unrealized gains (losses) on investment in securities, net of tax of ¥1,116 million	(2,838)					(2,838)
Reclassification adjustment included in net income, net of tax of ¥313 million	(789)					(789)
Debt valuation adjustments, net of tax of ¥21 million		(54)				(54)
Reclassification adjustment included in net income, net of tax of ¥5 million		(14)				(14)
Defined benefit pension plans, net of tax of ¥151 million			(406)			(406)
Reclassification adjustment included in net income, net of tax of ¥(40) million			112			112
Foreign currency translation adjustments, net of tax of ¥6,858 million				20,802		20,802
Reclassification adjustment included in net income, net of tax of ¥(348) million				658		658
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(584) million					1,877	1,877
Reclassification adjustment included in net income, net of tax of ¥(109) million					291	291

Total other comprehensive income (loss)	(3,627)	(68)	(294)	21,460	2,168	19,639

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	1	0	(1)	200	72	272

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	145	0	145

Balance at December 31, 2019	¥18,672	¥718	¥(27,409)	¥(58,472)	¥(11,415)	¥(77,906)

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the nine months ended December 31, 2018 and 2019 are as follows:

	Nine months ended December 31, 2018
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥3,211	Gains on investment securities and dividends
Sales of debt securities	1,545	Life insurance premiums and related investment income
Amortization of debt securities	(895)	Finance revenues
Amortization of debt securities	(128)	Life insurance premiums and related investment income
Others	(670)	Write-downs of securities and other

	3,063	Total before income tax
	(731)	Income tax (expense) or benefit

	¥2,332	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥27	Life insurance costs

	27	Total before income tax
	(8)	Income tax (expense) or benefit

	¥19	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥807	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(692)	See Note 16 “Pension Plans”
Amortization of transition obligation	(3)	See Note 16 “Pension Plans”

	112	Total before income tax
	(32)	Income tax (expense) or benefit

	¥80	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(2)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(2)	Total before income tax
	1	Income tax (expense) or benefit

	¥(1)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥141	Finance revenues/Interest expense
Foreign exchange contracts	(220)	Other (income) and expense, net
Foreign currency swap agreements	(515)	Finance revenues/Interest expense/Other (income) and expense, net

	(594)	Total before income tax
	132	Income tax (expense) or benefit

	¥(462)	Net of tax

	Nine months ended December 31, 2019
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥2,159	Gains on investment securities and dividends
Sales of debt securities	5,133	Life insurance premiums and related investment income
Amortization of debt securities	(784)	Finance revenues
Amortization of debt securities	(613)	Life insurance premiums and related investment income

	5,895	Total before income tax
	(1,700)	Income tax (expense) or benefit

	¥4,195	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥44	Life insurance costs

	44	Total before income tax
	(12)	Income tax (expense) or benefit

	¥32	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥730	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(1,233)	See Note 16 “Pension Plans”
Amortization of transition obligation	(2)	See Note 16 “Pension Plans”

	(505)	Total before income tax
	142	Income tax (expense) or benefit

	¥(363)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,875)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net
Sales or liquidation	(1,399)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3,274)	Total before income tax
	1,058	Income tax (expense) or benefit

	¥(2,216)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(584)	Interest expense
Foreign exchange contracts	(255)	Interest expense
Foreign currency swap agreements	(368)	Interest expense/Other (income) and expense, net

	(1,207)	Total before income tax
	323	Income tax (expense) or benefit

	¥(884)	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended December 31, 2018 and 2019 are as follows:

	Three months ended December 31, 2018
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥88	Gains on investment securities and dividends
Sales of debt securities	0	Life insurance premiums and related investment income
Amortization of debt securities	(241)	Finance revenues
Amortization of debt securities	(14)	Life insurance premiums and related investment income
Others	(113)	Write-downs of securities and other

	(280)	Total before income tax
	118	Income tax (expense) or benefit

	¥(162)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥10	Life insurance costs

	10	Total before income tax
	(3)	Income tax (expense) or benefit

	¥7	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥269	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(231)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	37	Total before income tax
	(11)	Income tax (expense) or benefit

	¥26	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥4	Finance revenues/Interest expense
Foreign exchange contracts	(230)	Other (income) and expense, net
Foreign currency swap agreements	579	Finance revenues/Interest expense/Other (income) and expense, net

	353	Total before income tax
	(86)	Income tax (expense) or benefit

	¥267	Net of tax

	Three months ended December 31, 2019
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥245	Gains on investment securities and dividends
Sales of debt securities	1,578	Life insurance premiums and related investment income
Amortization of debt securities	(405)	Finance revenues
Amortization of debt securities	(316)	Life insurance premiums and related investment income

	1,102	Total before income tax
	(313)	Income tax (expense) or benefit

	¥789	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥19	Life insurance costs

	19	Total before income tax
	(5)	Income tax (expense) or benefit

	¥14	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥249	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(401)	See Note 16 “Pension Plans”
Amortization of transition obligation	(0)	See Note 16 “Pension Plans”

	(152)	Total before income tax
	40	Income tax (expense) or benefit

	¥(112)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥393	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net
Sales or liquidation	(1,399)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(1,006)	Total before income tax
	348	Income tax (expense) or benefit

	¥(658)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(218)	Interest expense/Other (income) and expense, net
Foreign exchange contracts	(107)	Interest expense
Foreign currency swap agreements	(75)	Interest expense/Other (income) and expense, net

	(400)	Total before income tax
	109	Income tax (expense) or benefit

	¥(291)	Net of tax